LVIP Western Asset Core Bond Fund
Schedule of Investments
March 31, 2019 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.32%
•Fannie Mae Connecticut Avenue Securities Series 2014-C04 1M2 7.39% (LIBOR01M + 4.90%) 11/25/24	3,884,749	$ 4,360,294
Fannie Mae REMICs
*•Series 2008-76 EI 2.01% (4.50% minus LIBOR01M) 9/25/23	65,028	326
*•Series 2010-100 SV 4.14% (6.63% minus LIBOR01M) 9/25/40	2,722,229	503,892
*•Series 2010-134 SK 3.56% (6.05% minus LIBOR01M) 6/25/38	5,625,659	207,711
*Series 2012-101 BI 4.00% 9/25/27	253,015	18,812
*•Series 2013-124 SB 3.46% (5.95% minus LIBOR01M) 12/25/43	602,856	111,891
*•Series 2013-54 BS 3.66% (6.15% minus LIBOR01M) 6/25/43	217,764	42,456
*•Series 2016-60 QS 3.61% (6.10% minus LIBOR01M) 9/25/46	1,937,061	288,702
*•Series 2016-61 BS 3.61% (6.10% minus LIBOR01M) 9/25/46	3,577,949	526,838
*•Series 2017-76 SB 3.61% (6.10% minus LIBOR01M) 10/25/57	2,960,043	511,277
•Series 2017-85 SC 3.71% (6.20% minus LIBOR01M) 11/25/47	610,555	95,223
Freddie Mac REMICs
*•Series 3973 SA 4.01% (6.49% minus LIBOR01M) 12/15/41	1,425,863	263,775
*•Series 4057 CS 3.57% (6.05% minus LIBOR01M) 4/15/39	2,205,821	127,367
Series 4793 CB 3.00% 5/15/48	4,128,980	4,101,548
Series 4793 CD 3.00% 6/15/48	3,042,142	3,016,398
Series 4813 CJ 3.00% 8/15/48	4,489,347	4,442,156
*•Freddie Mac Strips
Series 334 S7 3.62% (6.10% minus LIBOR01M) 8/15/44	2,406,655	460,591
Series 353 S1 3.52% (6.00% minus LIBOR01M) 12/15/46	887,666	178,401
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2014-HQ2 M2 4.69% (LIBOR01M + 2.20%) 9/25/24	5,165,930	$ 5,265,433
Series 2015-HQ2 M2 4.44% (LIBOR01M + 1.95%) 5/25/25	348,533	354,295
Series 2015-HQA2 M2 5.29% (LIBOR01M + 2.80%) 5/25/28	255,021	260,069
Series 2016-DNA1 M2 5.39% (LIBOR01M + 2.90%) 7/25/28	7,281,563	7,408,041
Series 2016-DNA3 M2 4.49% (LIBOR01M + 2.00%) 12/25/28	172,684	174,084
Series 2016-HQA1 M2 5.24% (LIBOR01M + 2.75%) 9/25/28	3,952,391	4,010,479
Series 2016-HQA2 M2 4.74% (LIBOR01M + 2.25%) 11/25/28	209,209	212,233
GNMA
*•Series 2007-51 SG 4.09% (6.58% minus LIBOR01M) 8/20/37	312,917	52,276
Series 2010-42 PC 5.00% 7/20/39	185,000	194,080
*Series 2013-53 OI 3.50% 4/20/43	2,289,515	339,330
*•Series 2016-135 SB 3.62% (6.10% minus LIBOR01M) 10/16/46	492,817	99,429
*•Series 2016-21 ST 3.66% (6.15% minus LIBOR01M) 2/20/46	2,743,506	526,316
*Series 2016-84 IG 4.50% 11/16/45	4,717,134	938,177
•Series 2017-H22 IC 2.17% 11/20/67	2,459,046	285,564
•Series 2018-H13 FC 2.81% (LIBOR01M + 0.30%) 7/20/68	812,521	806,930
Total Agency Collateralized Mortgage Obligations (Cost $40,558,661)		40,184,394
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.66%
Fannie Mae-Aces Series 2016-M11 AL 2.94% 7/25/39	1,110,236	1,103,074
LVIP Western Asset Core Bond Fund–1

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
*♦•Freddie Mac Multifamily Structured Pass Through Certificates Series K058 X1 0.93% 8/25/26	55,143,979	$ 3,230,913
GNMA
*•Series 2013-74 IO 0.79% 12/16/53	56,274,854	2,518,536
*•Series 2016-128 IO 0.95% 9/16/56	19,152,329	1,449,529
•Series 2016-56 VL 3.37% 3/16/57	2,090,389	2,089,365
Series 2018-98 A 3.00% 10/16/50	533,666	527,816
Series 2018-99 A 3.20% 1/16/52	574,487	573,482
Total Agency Commercial Mortgage-Backed Securities (Cost $11,436,893)		11,492,715
AGENCY MORTGAGE-BACKED SECURITIES–39.69%
Fannie Mae
2.95% 7/1/27	1,480,000	1,489,714
3.08% 1/1/28	2,670,000	2,702,128
3.15% 3/1/28	1,370,000	1,393,657
3.50% 3/1/57	7,769,896	7,861,021
4.00% 8/1/56	10,721,706	11,086,243
4.00% 6/1/57	2,516,751	2,602,458
4.50% 9/1/57	3,257,210	3,439,677
Fannie Mae S.F. 15 yr
2.50% 2/1/32	16,036,072	15,938,414
3.00% 10/1/32	15,443,463	15,593,111
3.50% 4/1/32	4,201,289	4,306,321
4.00% 1/1/27	1,069,693	1,106,537
Fannie Mae S.F. 30 yr
3.00% 10/1/46	1,768,641	1,765,444
3.00% 11/1/46	24,931,345	24,849,763
3.00% 12/1/46	1,171,806	1,169,688
3.00% 1/1/47	2,942,293	2,934,240
3.00% 2/1/47	2,547,914	2,543,309
3.50% 11/1/44	41,534,528	42,466,263
3.50% 2/1/47	1,289,203	1,311,421
3.50% 10/1/47	24,260,066	24,636,417
3.50% 4/1/48	3,219,184	3,279,738
3.50% 6/1/48	961,700	976,517
3.50% 2/1/49	100,000	101,856
4.00% 11/1/42	1,539,782	1,607,858
4.00% 10/1/44	22,950,240	23,940,121
4.00% 4/1/47	2,615,563	2,716,105
4.00% 5/1/47	7,746,671	8,034,636
4.00% 9/1/47	3,826,349	3,953,806
4.00% 10/1/47	16,983,816	17,552,481
4.00% 4/1/48	15,390,286	15,880,887
4.50% 6/1/38	1,964,238	2,076,815
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 6/1/39	1,637,493	$ 1,737,354
4.50% 10/1/41	1,118,694	1,184,017
4.50% 1/1/42	4,198,551	4,438,827
4.50% 10/1/43	2,048,524	2,174,795
4.50% 3/1/44	10,440	10,999
4.50% 8/1/44	3,763,930	3,979,211
4.50% 3/1/46	3,220,959	3,403,533
4.50% 3/1/47	4,589,381	4,803,486
4.50% 5/1/47	2,541,686	2,660,289
4.50% 6/1/47	648,162	678,401
5.00% 4/1/37	42,241	45,184
5.00% 5/1/48	576,568	609,483
5.00% 10/1/48	1,226,006	1,296,861
5.00% 11/1/48	3,522,270	3,725,294
5.50% 5/1/34	636,022	699,802
5.50% 9/1/36	864,418	949,472
5.50% 1/1/38	2,586,828	2,836,334
5.50% 1/1/39	984,901	1,083,644
5.50% 3/1/40	1,719,087	1,891,469
5.50% 3/1/41	860,642	946,860
5.50% 6/1/41	581,733	635,512
5.50% 7/1/41	1,805,433	1,985,797
6.00% 1/1/39	73,384	80,871
6.00% 10/1/39	1,035,856	1,142,679
6.00% 4/1/40	77,415	85,332
6.00% 10/1/40	357,574	394,498
6.00% 7/1/41	1,019,070	1,123,512
Fannie Mae S.F. 30 yr TBA
3.00% 5/1/49	400,000	397,831
3.50% 4/1/49	39,600,000	40,136,741
5.00% 4/1/49	900,000	951,483
Freddie Mac Gold Pool
3.00% 2/1/47	3,181,545	3,167,578
3.00% 2/1/48	199,981	199,126
3.00% 2/1/49	392,957	391,232
3.00% 3/1/49	7,250,000	7,219,482
3.00% 4/1/49	24,407,043	24,304,306
Freddie Mac S.F. 15 yr
2.50% 1/1/33	3,480,727	3,461,178
2.50% 4/1/33	13,971,400	13,892,933
3.00% 9/1/33	60,930	61,531
3.00% 10/1/33	1,780,509	1,798,058
3.00% 11/1/33	91,229	92,128
3.00% 12/1/33	703,009	709,938
3.00% 1/1/34	273,229	275,921
Freddie Mac S.F. 20 yr
3.00% 6/1/36	251,290	253,758
4.50% 8/1/23	2,666,728	2,782,948
Freddie Mac S.F. 30 yr
3.00% 1/1/47	5,090,277	5,078,964
3.00% 4/1/47	1,716,620	1,710,668
3.00% 7/1/47	968,941	964,687
3.00% 9/1/47	3,319,372	3,308,859
3.00% 3/1/48	4,902,024	4,881,568

LVIP Western Asset Core Bond Fund–2

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
3.00% 9/1/48	1,011,010	$ 1,006,789
3.50% 7/1/47	8,293,768	8,452,194
3.50% 11/1/47	22,464,911	22,829,465
4.00% 8/1/44	50,300	52,011
4.00% 5/1/45	40,009	41,331
4.00% 9/1/45	41,326	42,689
4.00% 10/1/45	70,386	72,710
4.00% 11/1/45	51,663	53,369
4.00% 12/1/45	438,000	452,411
4.00% 9/1/46	796,515	822,296
4.00% 12/1/46	705,135	725,928
4.00% 2/1/47	649,186	670,177
4.00% 7/1/47	4,202,441	4,341,172
4.00% 10/1/47	26,103,658	26,949,411
4.00% 12/1/47	7,682,437	7,930,949
4.00% 4/1/48	563,655	581,702
4.00% 5/1/48	3,313,906	3,420,007
4.00% 7/1/48	6,773,744	6,989,588
4.00% 9/1/48	7,001,032	7,222,305
4.50% 10/1/35	425,257	450,172
5.00% 7/1/47	737,619	781,768
5.00% 9/1/48	467,223	494,942
5.00% 10/1/48	571,145	604,982
5.00% 11/1/48	677,596	717,336
5.00% 1/1/49	3,806,716	4,031,996
Freddie Mac S.F. 30 yr TBA
4.50% 4/1/49	1,700,000	1,774,124
5.00% 4/1/49	1,700,000	1,800,141
GNMA I S.F. 30 yr
3.00% 9/15/42	612,967	617,519
3.00% 11/15/42	1,237,744	1,246,935
GNMA II S.F. 30 yr
3.00% 1/20/47	1,920,667	1,932,171
3.00% 3/20/47	78,591	79,110
3.00% 9/20/47	45,798,175	46,017,426
3.00% 11/20/47	2,883,825	2,897,051
3.00% 2/20/48	192,635	193,519
3.50% 3/20/45	41,149	42,113
3.50% 9/20/47	65,423,755	66,890,998
3.50% 10/20/47	1,739,978	1,778,837
3.50% 11/20/47	181,428	185,461
3.50% 12/20/47	13,695,644	13,999,381
4.00% 8/20/47	5,737,457	5,926,169
4.00% 12/20/47	1,299,659	1,342,406
4.50% 6/20/48	91,470	95,041
4.50% 1/20/49	99,622	103,592
5.00% 11/20/48	207,466	217,375
5.00% 12/20/48	2,681,795	2,813,022
5.00% 1/20/49	2,489,164	2,606,958
GNMA II S.F. 30 yr TBA
3.00% 4/17/49	300,000	301,289
3.50% 4/17/49	6,000,000	6,129,727
4.00% 4/17/49	16,500,000	17,035,928
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr TBA (continued)
4.50% 4/17/49	600,000	$ 623,168
Total Agency Mortgage-Backed Securities (Cost $689,371,449)		686,348,241

CORPORATE BONDS–33.58%
Aerospace & Defense–0.63%
Boeing 4.88% 2/15/20	890,000	906,396
Harris
4.85% 4/27/35	580,000	623,329
5.05% 4/27/45	80,000	88,358
Lockheed Martin
3.55% 1/15/26	1,676,000	1,731,316
4.50% 5/15/36	240,000	260,648
Northrop Grumman
2.55% 10/15/22	1,520,000	1,504,093
2.93% 1/15/25	2,270,000	2,240,142
3.25% 1/15/28	660,000	649,618
United Technologies
3.95% 8/16/25	2,050,000	2,131,022
4.13% 11/16/28	710,000	738,289
		10,873,211
Agriculture–1.14%
Altria Group
3.49% 2/14/22	440,000	447,106
3.80% 2/14/24	640,000	651,752
4.40% 2/14/26	2,640,000	2,716,000
4.80% 2/14/29	1,880,000	1,939,888
5.38% 1/31/44	520,000	519,730
5.80% 2/14/39	1,060,000	1,123,065
5.95% 2/14/49	350,000	376,162
6.20% 2/14/59	1,710,000	1,843,764
BAT Capital
3.56% 8/15/27	6,070,000	5,752,978
4.54% 8/15/47	1,230,000	1,079,503
Philip Morris International
2.50% 8/22/22	800,000	793,240
4.50% 3/20/42	2,340,000	2,311,566
Reynolds American 5.85% 8/15/45	200,000	205,616
		19,760,370
Airlines–0.05%
♦American Airlines Pass Through Trust
3.38% 11/1/28	687,309	678,099
3.70% 4/1/28	243,435	244,567
		922,666
Auto Manufacturers–0.60%
BMW US Capital, LLC 2.80% 4/11/26	644,000	618,328
Daimler Finance North America 2.70% 8/3/20	700,000	697,623

LVIP Western Asset Core Bond Fund–3

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Ford Motor Credit
3.10% 5/4/23	1,366,000	$ 1,281,734
3.20% 1/15/21	200,000	197,206
3.34% 3/18/21	1,939,000	1,910,199
General Motors 6.75% 4/1/46	191,000	199,498
General Motors Financial
2.45% 11/6/20	390,000	385,955
3.45% 4/10/22	1,140,000	1,140,587
3.70% 5/9/23	2,090,000	2,080,114
4.38% 9/25/21	643,000	656,943
Toyota Motor Credit 2.80% 7/13/22	1,225,000	1,234,464
		10,402,651
Banks–10.83%
ABN AMRO Bank 2.45% 6/4/20	430,000	428,630
Banco Santander
3.80% 2/23/28	400,000	388,217
3.85% 4/12/23	1,000,000	1,009,095
4.38% 4/12/28	800,000	809,681
•Banco Santander S.A. 3.92% (LIBOR03M + 1.12%) 4/12/23	600,000	592,986
Bank of America
3.30% 1/11/23	3,140,000	3,181,662
μ3.55% 3/5/24	1,600,000	1,625,593
μ3.59% 7/21/28	3,730,000	3,722,247
μ3.95% 1/23/49	2,140,000	2,093,868
μ3.97% 2/7/30	170,000	173,418
4.25% 10/22/26	3,250,000	3,341,980
μ4.33% 3/15/50	450,000	464,214
4.45% 3/3/26	6,611,000	6,896,050
5.00% 1/21/44	2,180,000	2,453,237
μBank of Montreal 3.80% 12/15/32	300,000	290,380
μBarclays 4.97% 5/16/29	1,300,000	1,345,028
BNG Bank 1.63% 4/19/21	1,294,000	1,273,929
BNP Paribas S.A.
3.38% 1/9/25	500,000	490,186
μ4.38% 3/1/33	1,540,000	1,514,832
4.40% 8/14/28	1,790,000	1,843,373
4.63% 3/13/27	390,000	399,317
μ4.71% 1/10/25	3,370,000	3,497,107
μ5.20% 1/10/30	1,460,000	1,577,513
BPCE S.A. 5.15% 7/21/24	780,000	814,419
Citigroup
3.30% 4/27/25	4,070,000	4,063,986
4.45% 9/29/27	14,000,000	14,397,275
4.65% 7/23/48	2,030,000	2,179,354
4.75% 5/18/46	620,000	643,390
8.13% 7/15/39	60,000	90,302
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Commonwealth Bank of Australia 3.90% 7/12/47	350,000	$ 351,583
Compass Bank 3.88% 4/10/25	892,000	884,004
Cooperatieve Rabobank
2.50% 1/19/21	648,000	645,208
5.25% 8/4/45	780,000	880,813
Cooperatieve Rabobank UA
2.25% 1/14/20	250,000	249,181
4.38% 8/4/25	4,000,000	4,127,006
4.75% 1/15/20	410,000	416,604
μ11.00% (LIBOR03M + 10.87%) 12/29/49	1,520,000	1,554,200
μCredit Agricole S.A. 4.00% 1/10/33	1,130,000	1,091,343
Credit Suisse Group
3.13% 12/10/20	1,139,000	1,142,316
μ3.87% 1/12/29	670,000	657,294
4.28% 1/9/28	1,610,000	1,629,886
Credit Suisse Group Funding Guernsey 4.55% 4/17/26	2,381,000	2,489,150
Danske Bank
5.00% 1/12/22	1,350,000	1,385,084
5.38% 1/12/24	1,470,000	1,529,755
Fifth Third Bancorp 3.65% 1/25/24	760,000	778,750
Goldman Sachs Group
3.20% 2/23/23	970,000	972,144
3.50% 11/16/26	4,000,000	3,950,389
3.63% 2/20/24	720,000	727,777
μ3.69% 6/5/28	3,000,000	2,973,958
μ4.22% 5/1/29	3,140,000	3,211,850
4.25% 10/21/25	1,340,000	1,372,934
4.75% 10/21/45	2,090,000	2,226,037
5.15% 5/22/45	800,000	847,295
5.25% 7/27/21	2,380,000	2,501,039
6.25% 2/1/41	1,660,000	2,050,399
6.75% 10/1/37	750,000	915,393
HSBC Bank USA NA 4.88% 8/24/20	710,000	729,633
HSBC Holdings
3.40% 3/8/21	1,340,000	1,352,308
μ3.80% 3/11/25	1,130,000	1,146,232
μ4.04% 3/13/28	2,410,000	2,430,471
4.30% 3/8/26	910,000	945,112
μ4.58% 6/19/29	4,330,000	4,555,200
μ6.88% (USISDA05 + 5.51%) 12/29/49	566,000	590,983
ING Bank 2.50% 10/1/19	550,000	549,286
Intesa Sanpaolo S.p.A.
3.13% 7/14/22	2,010,000	1,958,113
3.38% 1/12/23	630,000	615,305

LVIP Western Asset Core Bond Fund–4

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
JPMorgan Chase & Co.
3.63% 12/1/27	1,570,000	$ 1,561,468
μ4.02% 12/5/24	2,700,000	2,803,324
4.13% 12/15/26	2,000,000	2,066,371
μ4.20% 7/23/29	1,170,000	1,221,547
4.25% 10/1/27	6,738,000	7,004,092
μ4.45% 12/5/29	930,000	990,704
Kreditanstalt fuer Wiederaufbau 1.50% 6/15/21	1,006,000	987,773
Lloyds Banking Group
2.70% 8/17/20	200,000	199,536
μ2.91% 11/7/23	2,120,000	2,069,051
3.10% 7/6/21	233,000	233,157
3.90% 3/12/24	200,000	202,783
4.38% 3/22/28	360,000	368,971
4.65% 3/24/26	2,810,000	2,845,388
Morgan Stanley
μ3.77% 1/24/29	1,990,000	1,998,949
μ4.43% 1/23/30	1,730,000	1,823,607
5.50% 7/24/20	170,000	175,822
Royal Bank of Canada
2.15% 10/26/20	820,000	814,763
3.20% 4/30/21	930,000	940,740
μRoyal Bank of Scotland Group
4.27% 3/22/25	1,090,000	1,102,817
4.52% 6/25/24	2,580,000	2,639,526
4.89% 5/18/29	620,000	644,233
Santander UK 5.00% 11/7/23	1,635,000	1,677,963
Santander UK Group Holdings
2.38% 3/16/20	490,000	488,464
2.88% 10/16/20	635,000	634,696
3.13% 1/8/21	1,210,000	1,210,496
State Street 3.10% 5/15/23	730,000	740,755
Svenska Handelsbanken 3.35% 5/24/21	1,010,000	1,021,810
Toronto-Dominion Bank 3.25% 6/11/21	1,130,000	1,143,418
UBS AG 4.50% 6/26/48	200,000	224,302
UBS Group Funding Switzerland AG
3.49% 5/23/23	1,820,000	1,829,499
4.13% 4/15/26	1,176,000	1,217,205
4.25% 3/23/28	4,280,000	4,454,687
US Bancorp 2.35% 1/29/21	713,000	710,417
US Bank NA 3.15% 4/26/21	920,000	928,965
•Wachovia Capital Trust III 5.57% (LIBOR03M + 0.93%) 3/29/49	1,850,000	1,828,771
Wells Fargo & Co.
3.00% 10/23/26	1,390,000	1,356,675
3.75% 1/24/24	430,000	442,751
4.13% 8/15/23	2,460,000	2,550,493
4.15% 1/24/29	1,700,000	1,778,680
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Wells Fargo & Co. (continued)
4.30% 7/22/27	3,004,000	$ 3,130,294
4.40% 6/14/46	2,750,000	2,745,090
4.60% 4/1/21	410,000	423,643
4.65% 11/4/44	30,000	30,861
4.75% 12/7/46	3,140,000	3,299,819
4.90% 11/17/45	1,630,000	1,738,343
Westpac Banking 2.60% 11/23/20	970,000	968,734
		187,306,757
Beverages–0.59%
Anheuser-Busch Companies, LLC / Anheuser-Busch InBev Worldwide 4.90% 2/1/46	6,020,000	6,055,759
Anheuser-Busch InBev Finance 3.30% 2/1/23	1,350,000	1,370,083
Anheuser-Busch InBev Worldwide
4.15% 1/23/25	460,000	479,618
4.75% 1/23/29	460,000	490,518
Diageo Investment 2.88% 5/11/22	900,000	905,521
PepsiCo 4.45% 4/14/46	769,000	860,253
		10,161,752
Biotechnology–0.38%
Amgen
2.13% 5/1/20	200,000	199,274
3.88% 11/15/21	570,000	585,542
Celgene 3.25% 8/15/22	2,818,000	2,847,993
Gilead Sciences
3.65% 3/1/26	1,590,000	1,622,635
4.75% 3/1/46	1,190,000	1,247,359
		6,502,803
Chemicals–0.21%
Equate Petrochemical B.V. 4.25% 11/3/26	1,900,000	1,922,504
OCP 4.50% 10/22/25	1,257,000	1,247,494
Syngenta Finance 3.93% 4/23/21	460,000	462,311
		3,632,309
Commercial Services–0.22%
DP World 5.63% 9/25/48	3,660,000	3,818,383
		3,818,383
Computers–0.55%
Apple
1.55% 8/4/21	230,000	225,293
2.00% 11/13/20	950,000	943,499
2.45% 8/4/26	3,950,000	3,819,812

LVIP Western Asset Core Bond Fund–5

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
Dell International 4.42% 6/15/21	4,340,000	$ 4,454,238
		9,442,842
Diversified Financial Services–0.39%
AerCap Ireland Capital 4.50% 5/15/21	1,590,000	1,624,976
International Lease Finance 8.63% 1/15/22	590,000	670,380
Visa
3.15% 12/14/25	1,620,000	1,646,096
4.30% 12/14/45	2,560,000	2,828,795
		6,770,247
Electric–1.37%
Cleveland Electric Illuminating 3.50% 4/1/28	300,000	294,866
Comision Federal de Electricidad
4.75% 2/23/27	1,720,000	1,742,068
4.88% 1/15/24	380,000	390,454
DTE Energy 3.30% 6/15/22	1,263,000	1,274,093
Duke Energy
2.40% 8/15/22	1,470,000	1,453,531
3.15% 8/15/27	1,840,000	1,806,524
3.75% 9/1/46	805,000	753,821
FirstEnergy
2.85% 7/15/22	2,190,000	2,175,634
3.90% 7/15/27	2,120,000	2,152,868
7.38% 11/15/31	3,010,000	3,984,933
MidAmerican Energy 3.65% 4/15/29	1,580,000	1,645,766
Perusahaan Listrik Negara 4.13% 5/15/27	1,300,000	1,283,023
Perusahaan Listrik Negara PT
5.45% 5/21/28	690,000	738,565
6.15% 5/21/48	2,550,000	2,843,789
Southern 3.25% 7/1/26	1,200,000	1,176,522
		23,716,457
Environmental Control–0.05%
Waste Management 2.40% 5/15/23	960,000	944,259
		944,259
Food–0.56%
Danone S.A.
2.08% 11/2/21	1,040,000	1,020,146
2.59% 11/2/23	2,160,000	2,114,971
2.95% 11/2/26	360,000	345,413
Kraft Heinz Foods 3.00% 6/1/26	1,602,000	1,494,747
Mars
2.70% 4/1/25	640,000	637,795
3.20% 4/1/30	1,790,000	1,791,812
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
Smithfield Foods 2.70% 1/31/20	2,320,000	$ 2,304,203
		9,709,087
Forest Products & Paper–0.20%
Suzano Austria 6.00% 1/15/29	3,230,000	3,448,703
		3,448,703
Health Care Products–0.33%
Abbott Laboratories
3.75% 11/30/26	24,000	24,970
4.75% 11/30/36	650,000	728,598
4.90% 11/30/46	1,220,000	1,412,722
Becton Dickinson & Co.
3.36% 6/6/24	1,220,000	1,220,714
3.73% 12/15/24	313,000	317,972
4.69% 12/15/44	660,000	682,105
Medtronic
3.50% 3/15/25	1,050,000	1,083,735
4.63% 3/15/45	165,000	188,871
		5,659,687
Health Care Services–0.49%
Aetna 3.88% 8/15/47	470,000	406,975
Anthem
2.95% 12/1/22	1,230,000	1,229,649
3.13% 5/15/22	320,000	322,790
3.35% 12/1/24	430,000	433,239
3.65% 12/1/27	1,430,000	1,429,921
Cigna 4.13% 11/15/25	550,000	569,755
Humana
3.95% 3/15/27	1,220,000	1,233,810
4.80% 3/15/47	50,000	52,747
4.95% 10/1/44	220,000	235,263
UnitedHealth Group
2.70% 7/15/20	850,000	851,923
3.75% 7/15/25	810,000	846,281
3.88% 10/15/20	610,000	619,888
3.88% 12/15/28	300,000	314,419
		8,546,660
Household Products Ware–0.12%
Reckitt Benckiser Treasury Services 2.38% 6/24/22	2,150,000	2,117,250
		2,117,250
Housewares–0.07%
Newell Brands
3.85% 4/1/23	390,000	385,871
4.20% 4/1/26	900,000	859,827
		1,245,698

LVIP Western Asset Core Bond Fund–6

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance–0.27%
American International Group 3.75% 7/10/25	450,000	$ 450,728
Berkshire Hathaway Finance 4.25% 1/15/49	1,490,000	1,561,852
Chubb INA Holdings 3.35% 5/3/26	590,000	600,947
MetLife 6.40% 12/15/66	1,600,000	1,718,296
Reliance Standard Life Global Funding II 2.50% 1/15/20	320,000	318,639
		4,650,462
Internet–0.35%
Amazon.com
3.15% 8/22/27	1,250,000	1,259,588
3.88% 8/22/37	500,000	520,435
4.05% 8/22/47	610,000	646,854
4.95% 12/5/44	630,000	752,329
Tencent Holdings 3.60% 1/19/28	2,890,000	2,854,546
		6,033,752
Investment Company Security–0.02%
Temasek Financial I 2.38% 1/23/23	368,000	364,234
		364,234
Iron & Steel–0.32%
ArcelorMittal 4.55% 3/11/26	1,130,000	1,156,487
Vale Overseas 6.25% 8/10/26	4,070,000	4,444,440
		5,600,927
Lodging–0.15%
Sands China
4.60% 8/8/23	830,000	857,214
5.13% 8/8/25	1,600,000	1,669,902
		2,527,116
Media–1.64%
Charter Communications Operating
3.58% 7/23/20	630,000	634,693
4.20% 3/15/28	2,120,000	2,105,624
4.91% 7/23/25	2,401,000	2,535,672
5.05% 3/30/29	4,040,000	4,260,713
5.38% 4/1/38	540,000	543,691
5.38% 5/1/47	740,000	738,496
6.48% 10/23/45	1,210,000	1,358,301
Comcast
3.15% 3/1/26	1,166,000	1,161,203
3.38% 8/15/25	1,000,000	1,014,014
3.70% 4/15/24	730,000	754,534
3.95% 10/15/25	2,530,000	2,648,306
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Comcast (continued)
4.15% 10/15/28	4,970,000	$ 5,235,754
4.25% 10/15/30	1,280,000	1,361,072
4.70% 10/15/48	260,000	282,282
Fox
4.71% 1/25/29	270,000	289,750
5.48% 1/25/39	1,470,000	1,628,230
5.58% 1/25/49	290,000	326,862
Walt Disney 6.65% 11/15/37	460,000	635,188
Warner Media 3.80% 2/15/27	840,000	837,373
		28,351,758
Mining–1.41%
Anglo American Capital
3.63% 9/11/24	1,900,000	1,883,866
4.00% 9/11/27	930,000	904,930
4.75% 4/10/27	430,000	438,596
Barrick Gold 5.25% 4/1/42	10,000	10,832
Barrick North America Finance 5.70% 5/30/41	2,260,000	2,586,360
BHP Billiton Finance USA
2.88% 2/24/22	492,000	497,071
5.00% 9/30/43	480,000	564,424
μ6.25% 10/19/75	1,150,000	1,200,054
μ6.75% (USSW5 + 5.09%) 10/19/75	920,000	1,019,843
Glencore Finance Canada 4.25% 10/25/22	820,000	847,771
Glencore Funding, LLC
2.88% 4/16/20	280,000	278,984
3.00% 10/27/22	250,000	246,593
3.88% 10/27/27	440,000	422,982
4.00% 3/27/27	620,000	602,237
4.13% 5/30/23	10,000	10,191
4.13% 3/12/24	1,850,000	1,869,937
4.63% 4/29/24	1,380,000	1,426,828
Nacional del Cobre de Chile 3.63% 8/1/27	3,130,000	3,140,986
Southern Copper 5.25% 11/8/42	6,150,000	6,420,346
		24,372,831
Miscellaneous Manufacturing–0.70%
Eaton
2.75% 11/2/22	1,660,000	1,654,691
4.15% 11/2/42	1,170,000	1,173,790
General Electric
4.50% 3/11/44	450,000	411,776
5.55% 5/4/20	362,000	371,547
5.88% 1/14/38	650,000	692,388
6.00% 8/7/19	1,016,000	1,025,763
6.75% 3/15/32	220,000	254,276

LVIP Western Asset Core Bond Fund–7

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Miscellaneous Manufacturing (continued)
General Electric (continued)
6.88% 1/10/39	5,560,000	$ 6,584,385
		12,168,616
Oil & Gas–4.27%
Anadarko Petroleum
4.50% 7/15/44	2,850,000	2,686,429
5.55% 3/15/26	220,000	239,812
6.60% 3/15/46	3,500,000	4,260,551
Apache
4.75% 4/15/43	3,700,000	3,485,693
5.10% 9/1/40	400,000	394,006
6.00% 1/15/37	2,223,000	2,430,602
BP Capital Markets
3.12% 5/4/26	2,820,000	2,816,274
3.22% 11/28/23	1,520,000	1,538,838
3.25% 5/6/22	800,000	812,665
BP Capital Markets America 3.41% 2/11/26	200,000	203,777
Chevron 2.95% 5/16/26	997,000	1,005,154
Cimarex Energy
3.90% 5/15/27	680,000	678,534
4.38% 6/1/24	340,000	353,374
CNOOC Finance 2015 Australia 2.63% 5/5/20	488,000	487,001
CNOOC Finance 2015 USA
3.50% 5/5/25	2,600,000	2,632,765
4.38% 5/2/28	1,830,000	1,960,430
Concho Resources
3.75% 10/1/27	100,000	99,280
4.30% 8/15/28	1,030,000	1,063,442
4.38% 1/15/25	260,000	267,364
Continental Resources
3.80% 6/1/24	640,000	644,903
4.38% 1/15/28	400,000	411,409
4.50% 4/15/23	330,000	341,906
Devon Energy
3.25% 5/15/22	370,000	373,681
4.75% 5/15/42	40,000	40,232
5.00% 6/15/45	2,025,000	2,123,877
5.85% 12/15/25	2,400,000	2,725,499
Ecopetrol 5.88% 5/28/45	6,280,000	6,531,200
Exxon Mobil
3.04% 3/1/26	1,150,000	1,167,849
4.11% 3/1/46	760,000	823,956
KazMunayGas National
5.38% 4/24/30	1,850,000	1,944,163
5.75% 4/19/47	2,500,000	2,610,550
Noble Energy
3.85% 1/15/28	720,000	709,918
4.95% 8/15/47	350,000	346,217
5.05% 11/15/44	1,200,000	1,193,166
Occidental Petroleum
3.00% 2/15/27	820,000	816,383
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Occidental Petroleum (continued)
3.13% 2/15/22	370,000	$ 375,317
4.10% 2/15/47	760,000	779,016
4.20% 3/15/48	210,000	219,633
4.40% 4/15/46	380,000	403,190
4.63% 6/15/45	1,170,000	1,281,258
Pertamina Persero 6.00% 5/3/42	1,790,000	1,948,284
Petroleos del Peru 4.75% 6/19/32	5,390,000	5,544,963
Petroleos Mexicanos
5.50% 6/27/44	790,000	647,800
5.63% 1/23/46	2,710,000	2,246,590
6.38% 1/23/45	900,000	798,345
6.63% 6/15/35	1,746,000	1,654,335
6.88% 8/4/26	365,000	381,352
Shell International Finance
1.88% 5/10/21	850,000	839,267
2.88% 5/10/26	804,000	801,442
4.00% 5/10/46	4,020,000	4,185,980
Sinopec Group Overseas Development 2014 4.38% 4/10/24	1,410,000	1,481,424
		73,809,096
Oil & Gas Services–0.20%
Halliburton
3.80% 11/15/25	1,120,000	1,145,729
5.00% 11/15/45	290,000	308,807
Schlumberger Holdings
3.00% 12/21/20	660,000	663,018
4.00% 12/21/25	1,270,000	1,310,506
		3,428,060
Pharmaceuticals–1.40%
AbbVie 3.60% 5/14/25	610,000	611,929
Allergan Finance
3.80% 3/15/25	790,000	801,033
4.55% 3/15/35	1,640,000	1,608,671
Allergan Funding SCS 4.75% 3/15/45	308,000	306,548
Cardinal Health
2.62% 6/15/22	390,000	384,956
3.08% 6/15/24	510,000	498,099
Cigna 3.40% 9/17/21	720,000	727,646
CVS Health
3.35% 3/9/21	700,000	705,599
3.70% 3/9/23	2,370,000	2,409,444
3.88% 7/20/25	1,380,000	1,397,833
4.10% 3/25/25	1,040,000	1,068,673
4.30% 3/25/28	7,500,000	7,606,259
5.05% 3/25/48	210,000	211,874
5.13% 7/20/45	1,110,000	1,129,779

LVIP Western Asset Core Bond Fund–8

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Eli Lilly & Co. 3.10% 5/15/27	250,000	$ 251,178
Halfmoon Parent
3.75% 7/15/23	1,910,000	1,959,429
4.38% 10/15/28	1,380,000	1,432,741
Johnson & Johnson 3.70% 3/1/46	1,040,000	1,051,984
		24,163,675
Pipelines–1.01%
Energy Transfer Operating
4.50% 4/15/24	10,000	10,432
4.95% 6/15/28	220,000	230,954
5.25% 4/15/29	500,000	536,643
6.25% 4/15/49	90,000	100,951
Energy Transfer Partners 5.88% 3/1/22	1,308,000	1,398,690
Enterprise Products Operating
3.95% 2/15/27	1,783,000	1,843,972
4.15% 10/16/28	450,000	473,314
Kinder Morgan Energy Partners
3.50% 3/1/21	350,000	353,319
4.25% 9/1/24	1,080,000	1,127,548
MPLX
4.00% 3/15/28	1,520,000	1,512,013
4.50% 4/15/38	980,000	932,313
4.70% 4/15/48	1,710,000	1,636,239
4.80% 2/15/29	580,000	611,098
5.50% 2/15/49	830,000	886,587
Transcontinental Gas Pipe Line 7.85% 2/1/26	4,350,000	5,442,897
Williams Companies 5.25% 3/15/20	440,000	449,465
		17,546,435
Retail–0.31%
McDonald's
3.70% 1/30/26	890,000	919,601
3.80% 4/1/28	290,000	299,565
4.88% 12/9/45	1,390,000	1,505,697
TJX 2.25% 9/15/26	560,000	531,965
Walmart 3.70% 6/26/28	1,940,000	2,045,230
		5,302,058
Savings & Loans–0.09%
μNationwide Building Society 4.36% 8/1/24	1,510,000	1,534,811
		1,534,811
Semiconductors–0.14%
Broadcom 3.13% 1/15/25	790,000	757,656
Texas Instruments 4.15% 5/15/48	1,540,000	1,655,227
		2,412,883
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software–0.63%
Microsoft
1.55% 8/8/21	1,250,000	$ 1,220,615
2.40% 2/6/22	1,840,000	1,838,196
2.40% 8/8/26	1,900,000	1,843,818
2.70% 2/12/25	310,000	310,357
2.88% 2/6/24	1,780,000	1,800,619
3.30% 2/6/27	1,040,000	1,068,652
3.45% 8/8/36	40,000	40,449
3.70% 8/8/46	280,000	286,155
3.75% 2/12/45	110,000	112,973
4.10% 2/6/37	1,240,000	1,350,461
salesforce.com 3.25% 4/11/23	920,000	943,156
		10,815,451
Telecommunications–1.44%
America Movil
3.13% 7/16/22	950,000	957,859
5.00% 3/30/20	1,014,000	1,034,299
AT&T
3.60% 2/17/23	1,321,000	1,347,286
4.13% 2/17/26	1,601,000	1,638,041
4.25% 3/1/27	440,000	452,796
4.35% 6/15/45	880,000	808,844
4.50% 3/9/48	1,160,000	1,090,296
Deutsche Telekom International Finance 2.82% 1/19/22	380,000	379,038
Sprint Spectrum 3.36% 3/20/23	3,125,000	3,131,875
Telefonica Emisiones
4.10% 3/8/27	910,000	923,874
5.21% 3/8/47	490,000	497,562
Verizon Communications
3.50% 11/1/24	530,000	542,988
3.85% 11/1/42	890,000	838,360
3.88% 2/8/29	350,000	358,706
4.13% 3/16/27	440,000	461,196
4.13% 8/15/46	80,000	77,641
4.33% 9/21/28	2,170,000	2,296,909
4.40% 11/1/34	910,000	947,980
4.50% 8/10/33	1,740,000	1,841,713
4.52% 9/15/48	330,000	339,193
4.86% 8/21/46	580,000	618,863
5.25% 3/16/37	560,000	630,794
5.50% 3/16/47	120,000	140,640
Vodafone Group
4.38% 5/30/28	3,000,000	3,052,130
5.25% 5/30/48	470,000	466,671
		24,875,554
Textiles–0.08%
Cintas No. 2
2.90% 4/1/22	600,000	602,467

LVIP Western Asset Core Bond Fund–9

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Textiles (continued)
Cintas No. 2 (continued)
3.70% 4/1/27	690,000	$ 709,087
		1,311,554
Transportation–0.33%
Union Pacific
3.75% 7/15/25	650,000	676,458
3.95% 9/10/28	2,130,000	2,234,922
4.50% 9/10/48	1,750,000	1,860,155
United Parcel Service
3.05% 11/15/27	340,000	340,034
3.13% 1/15/21	660,000	667,951
		5,779,520
Trucking & Leasing–0.04%
Aviation Capital Group, LLC 6.75% 4/6/21	606,000	646,077
		646,077
Total Corporate Bonds (Cost $577,187,182)		580,676,662
NON-AGENCY ASSET-BACKED SECURITIES–4.72%
•ACIS CLO Series 2015-6A A1 4.33% (LIBOR03M + 1.59%) 5/1/27	1,490,000	1,490,002
•AMMC CLO XII Series 2013-12A AR 3.90% (LIBOR03M + 1.20%) 11/10/30	2,000,000	1,989,654
•Apidos CLO XXII Series 2015-22A A1 4.26% (LIBOR03M + 1.50%) 10/20/27	3,250,000	3,240,556
Applebee's Funding, LLC / IHOP Funding, LLC Series 2014-1 A2 4.28% 9/5/44	2,429,250	2,439,423
•Ares XXXIII CLO Series 2015-1A A1R 3.95% (LIBOR03M + 1.35%) 12/5/25	1,500,000	1,502,039
Avis Budget Rental Car Funding AESOP Series 2014-1A A 2.46% 7/20/20	667,333	666,790
•BlueMountain CLO Series 2015-1A A1R 4.13% (LIBOR03M + 1.33%) 4/13/27	2,250,000	2,249,280
•Carlyle US CLO Series 2017-2A A1B 3.98% (LIBOR03M + 1.22%) 7/20/31	2,500,000	2,487,220
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Catskill Park CLO Series 2017-1A A2 4.46% (LIBOR03M + 1.70%) 4/20/29	1,500,000	$ 1,490,171
•CBAM
Series 2017-1A A1 4.01% (LIBOR03M + 1.25%) 7/20/30	4,750,000	4,730,919
Series 2017-2A B1 4.52% (LIBOR03M + 1.75%) 10/17/29	1,250,000	1,242,025
•Cedar Funding VI CLO Series 2016-6A AR 3.85% (LIBOR03M + 1.09%) 10/20/28	450,000	448,743
•CIFC Funding Series 2017-4A A2 4.48% (LIBOR03M + 1.70%) 10/24/30	2,000,000	1,980,434
•Cutwater Series 2014-1A A1AR 4.04% (LIBOR03M + 1.25%) 7/15/26	1,087,610	1,087,053
•CWHEQ Revolving Home Equity Loan Trust Series 2006-I 2A 2.62% (LIBOR01M + 0.14%) 1/15/37	2,106,659	1,988,748
•Denali Capital CLO X, LLC Series 2013-1A A1LR 3.81% (LIBOR03M + 1.05%) 10/26/27	4,250,000	4,223,450
Ford Credit Floorplan Master Owner Trust 4.06% 11/15/30	3,030,000	3,165,247
•Halcyon Loan Advisors Funding Series 2015-2A AR 3.85% (LIBOR03M + 1.08%) 7/25/27	2,290,000	2,277,536
•KKR CLO
Series 18 A 4.05% (LIBOR03M + 1.27%) 7/18/30	3,000,000	2,981,484
Series 21 A 3.79% (LIBOR03M + 1.00%) 4/15/31	2,000,000	1,959,498
•Myers Park CLO 4.02% 10/20/30	1,020,000	1,007,833
SBA Small Business Investment Companies
Series 2018-10B 1 3.55% 9/11/28	1,293,661	1,336,054
Series 2019-10A 1 3.11% 3/10/29	1,410,000	1,429,609
•Seneca Park CLO Series 2014-1A AR 3.89% (LIBOR03M + 1.12%) 7/17/26	1,196,560	1,196,776

LVIP Western Asset Core Bond Fund–10

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•SLC Student Loan Trust Series 2008-1 A4A 4.21% (LIBOR03M + 1.60%) 12/15/32	4,152,170	$ 4,263,275
•SLM Private Credit Student Loan Trust
Series 2005-B A4 2.94% (LIBOR03M + 0.33%) 6/15/39	2,173,400	2,120,820
Series 2006-A A5 2.90% (LIBOR03M + 0.29%) 6/15/39	3,131,300	3,043,273
•Structured Asset Securities Mortgage Loan Trust Series 2006-GEL3 A3 2.79% (LIBOR01M + 0.30%) 7/25/36	2,804,908	2,796,602
•Symphony CLO XVIII Series 2016-18A B 4.57% (LIBOR03M + 1.80%) 1/23/28	1,200,000	1,197,115
•TCI-Symphony CLO Series 2016-1A BR 4.45% (LIBOR03M + 1.65%) 10/13/29	2,000,000	1,982,046
•Towd Point Mortgage Trust
Series 2015-6 A1B 2.75% 4/25/55	2,718,392	2,689,343
Series 2016-1 A1B 2.75% 2/25/55	218,001	216,082
Series 2016-2 A1 3.00% 8/25/55	233,585	232,032
•Tralee CLO V Series 2018-5A B 4.46% (LIBOR03M + 1.70%) 10/20/28	1,200,000	1,192,766
•Venture XXIV CLO Series 2016-24A A1D 4.18% (LIBOR03M + 1.42%) 10/20/28	1,000,000	999,777
•Venture XXX CLO Series 2017-30A C 4.74% (LIBOR03M + 1.95%) 1/15/31	1,825,000	1,747,558
•Voya CLO
Series 2013-1A A1AR 4.00% (LIBOR03M + 1.21%) 10/15/30	4,625,000	4,616,310
Series 2014-2A A1R 4.02% (LIBOR03M + 1.25%) 4/17/30	3,000,000	2,988,288
Series 2016-2A A1 4.30% (LIBOR03M + 1.54%) 7/19/28	490,000	490,491
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Whitehorse XII Series 2018-12A A 3.68% (LIBOR03M + 1.25%) 10/15/31	2,440,000	$ 2,419,333
Total Non-Agency Asset-Backed Securities (Cost $81,446,454)		81,605,655
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–4.57%
•Adjustable Rate Mortgage Trust Series 2005-9 5A1 3.03% (LIBOR01M + 0.54%) 11/25/35	2,100,673	2,081,763
•CSMC Trust Series 2018-J1 A2 3.50% 2/25/48	17,435,279	17,028,323
•Galton Funding Mortgage Trust Series 2017-1 A22 3.00% 7/25/56	1,465,278	1,447,457
•Impac CMB Trust Series Series 2007-A A 2.99% (LIBOR01M + 0.50%) 5/25/37	3,486,366	3,466,479
•JP Morgan Mortgage Trust
Series 2017-5 A2 3.18% 10/26/48	4,405,979	4,370,375
Series 2018-4 A1 3.50% 10/25/48	3,373,558	3,399,598
•Merrill Lynch Mortgage Investors Trust Series Series 2005-A8 A3A3 2.86% (LIBOR01M + 0.37%) 8/25/36	1,821,948	1,813,401
•New Residential Mortgage Loan Trust
Series 2014-2A A3 3.75% 5/25/54	2,110,422	2,126,355
Series 2015-1A A3 3.75% 5/28/52	1,150,764	1,164,643
Series 2015-2A A1 3.75% 8/25/55	376,767	380,997
Series 2015-2A A2 3.75% 8/25/55	4,675,834	4,705,950
Series 2016-3A A1B 3.25% 9/25/56	2,480,985	2,473,355
Series 2016-3A B1 4.00% 9/25/56	4,833,135	5,038,190
Series 2016-4A B2 4.75% 11/25/56	2,306,890	2,434,946
Series 2017-1A A1 4.00% 2/25/57	6,445,243	6,559,464
Series 2017-4A A1 4.00% 5/25/57	6,835,440	6,983,218
Series 2017-6A A1 4.00% 8/27/57	12,033,418	12,221,675

LVIP Western Asset Core Bond Fund–11

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Opteum Mortgage Acceptance Series 2005-1 M5 3.69% (LIBOR01M + 1.20%) 2/25/35	1,120,133	$ 1,125,401
♦•Structured Asset Securities Mortgage Pass-Through Certificates Series 2004-S3 M1 3.46% (LIBOR01M + 0.98%) 11/25/34	220,686	220,689
Total Non-Agency Collateralized Mortgage Obligations (Cost $79,652,220)		79,042,279
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–4.50%
•BX Trust
Series 2017-APPL A 3.36% (LIBOR01M + 0.88%) 7/15/34	1,248,089	1,245,338
Series 2017-IMC A 3.53% (LIBOR01M + 1.05%) 10/15/32	6,610,000	6,589,165
CD Mortgage Trust Series 2016-CD1 A4 2.72% 8/10/49	2,560,000	2,492,829
•CHT-COSMO Mortgage Trust Series 2017-CSMO A 3.41% (LIBOR01M + 0.93%) 11/15/36	930,000	929,338
Citigroup Commercial Mortgage Trust
*•Series 2013-GC11 XA 1.40% 4/10/46	11,749,127	547,326
Series 2014-GC25 A4 3.64% 10/10/47	889,000	917,674
Series 2016-P3 A4 3.33% 4/15/49	758,000	768,078
COMM Mortgage Trust
Series 2013-CR6 AM 3.15% 3/10/46	775,000	776,068
Series 2014-CR16 A4 4.05% 4/10/47	774,000	811,003
Series 2014-CR20 A4 3.59% 11/10/47	402,000	413,665
Series 2014-CR20 AM 3.94% 11/10/47	1,580,000	1,624,411
Series 2015-CR23 A4 3.50% 5/10/48	418,000	428,515
•Credit Suisse Commercial Mortgage Securities Series 2019-SKLZ A 3.73% (LIBOR01M + 1.25%) 1/15/34	4,280,000	4,288,895
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CSMC Series 2014-USA B 4.18% 9/15/37	6,440,000	$ 6,559,363
CSMC Trust Series 2017-LSTK A 2.76% 4/5/33	1,350,000	1,345,149
DB-JPM Mortgage Trust Series 2016-C1 A4 3.28% 5/10/49	925,000	934,722
•DB-UBS Mortgage Trust Series 2011-LC1A C 5.70% 11/10/46	948,000	987,934
GRACE Mortgage Trust Series 2014-GRCE A 3.37% 6/10/28	1,986,000	2,006,852
GS Mortgage Securities Trust
•Series 2010-C1 C 5.64% 8/10/43	437,000	446,750
•Series 2013-PEMB A 3.55% 3/5/33	5,000,000	5,003,369
Series 2014-GC24 A5 3.93% 9/10/47	1,448,000	1,517,410
Series 2015-GC32 A4 3.76% 7/10/48	512,000	532,942
•Hospitality Mortgage Trust Series 2017-HIT A 3.34% (LIBOR01M + 0.85%) 5/8/30	1,340,000	1,338,312
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	1,795,000	1,865,569
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 A4 3.14% 6/15/49	1,704,000	1,706,144
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46	686,000	685,068
Series 2015-JP1 A5 3.91% 1/15/49	1,298,000	1,359,621
•LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.45% 9/15/39	471,018	325,155
Morgan Stanley Bank of America Merrill Lynch Trust
•Series 2013-C7 C 4.12% 2/15/46	3,000,000	3,033,676
Series 2014-C17 A5 3.74% 8/15/47	717,000	742,774
Series 2015-C23 A4 3.72% 7/15/50	1,618,000	1,676,692
Series 2015-C26 A5 3.53% 10/15/48	1,271,800	1,307,032
Series 2016-C29 A4 3.33% 5/15/49	710,000	719,708

LVIP Western Asset Core Bond Fund–12

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•Morgan Stanley Capital I Trust Series 2015-MS1 A4 3.78% 5/15/48	1,750,000	$ 1,820,791
MSCG Trust Series 2016-SNR C 5.21% 11/15/34	892,500	893,217
•Rosslyn Portfolio Trust Series 2017-ROSS A 3.43% (LIBOR01M + 0.95%) 6/15/33	1,490,000	1,489,409
VNDO Trust Series 2016-350P A 3.81% 1/10/35	1,080,000	1,115,346
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 B 4.14% 10/15/45	474,000	484,037
Series 2015-C26 AS 3.58% 2/15/48	7,640,000	7,735,899
*•Series 2016-BNK1 XA 1.78% 8/15/49	17,661,965	1,810,524
*•Series 2016-C36 XA 1.33% 11/15/59	41,836,477	3,062,418
•WFRBS Commercial Mortgage Trust Series 2014-C20 C 4.51% 5/15/47	3,603,000	3,541,720
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $79,596,741)		77,879,908
REGIONAL BONDS–0.18%
Canada—0.18%
Province of British Columbia Canada 2.25% 6/2/26	1,445,000	1,412,576
Province of Manitoba Canada 2.13% 6/22/26	872,000	835,088
Province of Quebec Canada 2.50% 4/20/26	959,000	949,442
		3,197,106
Total Regional Bonds (Cost $3,335,645)		3,197,106
ΔSOVEREIGN BONDS–6.52%
Colombia—0.65%
Colombia Government International Bond
3.88% 4/25/27	1,740,000	1,769,162
4.50% 3/15/29	1,070,000	1,131,525
5.00% 6/15/45	630,000	662,571
5.20% 5/15/49	4,220,000	4,546,206
5.63% 2/26/44	2,720,000	3,072,784
		11,182,248
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
India—0.07%
Export-Import Bank of India 3.38% 8/5/26	1,300,000	$ 1,254,157
		1,254,157
Indonesia—0.67%
Indonesia Government International Bond
3.85% 7/18/27	2,110,000	2,112,253
4.63% 4/15/43	950,000	954,720
4.75% 7/18/47	400,000	410,354
4.88% 5/5/21	290,000	301,046
5.13% 1/15/45	2,130,000	2,271,174
5.13% 1/15/45	3,840,000	4,094,511
5.25% 1/8/47	1,270,000	1,378,085
		11,522,143
Japan—0.08%
Japan Finance Organization for Municipalities 2.13% 4/13/21	1,468,000	1,452,301
		1,452,301
Kazakhstan—0.19%
Kazakhstan Government International Bond 4.88% 10/14/44	3,040,000	3,244,893
		3,244,893
Kuwait—0.14%
Kuwait International Government Bond 3.50% 3/20/27	2,460,000	2,517,933
		2,517,933
Mexico—1.61%
Mexico Government International Bond
4.00% 10/2/23	11,080,000	11,404,367
4.75% 3/8/44	16,670,000	16,419,950
		27,824,317
Panama—0.36%
Panama Government International Bond
4.50% 5/15/47	3,130,000	3,312,949
6.70% 1/26/36	2,230,000	2,921,300
		6,234,249
Peru—0.36%
Peruvian Government International Bond
5.63% 11/18/50	2,030,000	2,609,565
6.55% 3/14/37	2,690,000	3,634,889
		6,244,454

LVIP Western Asset Core Bond Fund–13

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Poland—0.47%
Republic of Poland Government International Bond 4.00% 1/22/24	7,860,000	$ 8,232,705
		8,232,705
Qatar—0.53%
Qatar Government International Bond
3.25% 6/2/26	270,000	268,418
3.88% 4/23/23	3,210,000	3,307,494
4.00% 3/14/29	1,600,000	1,651,490
4.82% 3/14/49	3,700,000	3,899,918
		9,127,320
Russia—0.57%
Russian Foreign Bond - Eurobond
5.63% 4/4/42	5,200,000	5,635,500
5.88% 9/16/43	3,800,000	4,253,492
		9,888,992
Saudi Arabia—0.04%
Saudi Government International Bond 2.88% 3/4/23	640,000	634,928
		634,928
United Arab Emirates—0.28%
Abu Dhabi Government International Bond 2.50% 10/11/22	4,900,000	4,860,065
		4,860,065
Uruguay—0.50%
Uruguay Government International Bond
4.38% 1/23/31	4,280,000	4,490,790
5.10% 6/18/50	3,840,000	4,113,600
		8,604,390
Total Sovereign Bonds (Cost $111,423,993)		112,825,095
	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANK–0.03%
FMS Wertmanagement 1.38% 6/8/21	476,000	$ 465,797
Total Supranational Bank (Cost $477,169)		465,797
U.S. TREASURY OBLIGATIONS–2.45%
U.S. Treasury Bonds
3.00% 2/15/48	1,850,000	1,914,533
3.00% 8/15/48	370,000	383,087
3.00% 2/15/49	1,030,000	1,067,358
3.38% 5/15/44	9,320,000	10,304,061
3.38% 11/15/48	4,460,000	4,964,624
U.S. Treasury Inflation Index Bond
1.00% 2/15/46	7,627,027	7,776,595
1.38% 2/15/44	3,790,695	4,190,215
U.S. Treasury Inflation Protected Security 1.00% 2/15/49	6,759,912	6,937,101
U.S. Treasury Notes
2.50% 1/31/21	4,390,000	4,405,605
2.63% 2/15/29	340,000	346,289
Total U.S. Treasury Obligations (Cost $40,536,275)		42,289,468

	Number of Shares
MONEY MARKET FUND–3.43%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.39%)	59,325,802	59,325,802
Total Money Market Fund (Cost $59,325,802)		59,325,802

TOTAL INVESTMENTS–102.65% (Cost $1,774,348,484)	1,775,333,122

	Number of Contracts
OPTIONS WRITTEN–(0.03)%
Call Options Written–(0.03)%
U.S. Treasury 5 yr Notes Strike price $115.25, expiration date 4/26/19, notional amount $36,764,750	(319)	(219,313)
U.S. Treasury 5 yr Notes Strike price $115.50, expiration date 4/26/19, notional amount $18,480,000	(160)	(83,750)
U.S. Treasury 5 yr Notes Strike price $115.00, expiration date 4/26/19, notional amount $36,685,000	(319)	(284,109)
		(587,172)
Total Options Written (Premium received $(218,323) )		(587,172)

LVIP Western Asset Core Bond Fund–14

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(2.62%)	(45,303,035)
NET ASSETS APPLICABLE TO 176,389,027 SHARES OUTSTANDING–100.00%	$1,729,442,915

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
* Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2019. Rate will reset at a future date.
Δ Securities have been classified by country of origin.

The following futures contracts and swap contracts were outstanding at March 31, 2019:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
3,157	90 Day IMM Eurodollar	$770,071,225	$765,250,465	12/16/19	$4,820,760	$—
1,380	90 Day IMM Eurodollar	337,323,750	335,319,109	6/15/20	2,004,641	—
(1,953)	U.S. Treasury 10 yr Notes	(242,599,219)	(240,064,324)	6/19/19	—	(2,534,895)
(409)	U.S. Treasury 10 yr Ultra Notes	(54,307,531)	(53,086,047)	6/19/19	—	(1,221,484)
1,246	U.S. Treasury 2 yr Notes	265,514,812	264,561,847	6/28/19	952,965	—
(189)	U.S. Treasury 5 yr Notes	(21,891,516)	(21,898,549)	6/28/19	7,033	—
(681)	U.S. Treasury Long Bonds	(101,915,906)	(99,047,903)	6/19/19	—	(2,868,003)
1,480	U.S. Treasury Ultra Bonds	248,640,000	239,949,393	6/19/19	8,690,607	—
Total Futures Contracts					$16,476,006	$(6,624,382)
Swap Contract
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared/
Protection Sold/Moody's Ratings
CDX.NA.IG.32- Quarterly[3]	299,670,000	1.00%	6/20/24	$5,461,655	$4,818,639	$643,016	$—
LVIP Western Asset Core Bond Fund–15

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
Swap Contracts
Interest Rate Swap (IRS) Contracts
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
13 yr IRS-Annually	62,193,000	2.25%	(0.00%)[4,5]	12/31/25	$(764,479)	$(665,486)	$—	$(98,993)
25 yr IRS-Semiannual/Quarterly	17,908,000	2.88%	(2.53%)[6]	5/15/44	(869,854)	79,319	—	(949,174)
25 yr IRS-Semiannual/Quarterly	21,726,000	2.75%	(0.00%)[4,6]	8/15/44	(538,269)	(66,093)	—	(472,177)
26 yr IRS-Semiannual/Quarterly	25,803,000	3.33%	(2.68%)[6]	2/15/44	(3,489,043)	11,516	—	(3,500,558)
6 yr IRS-Semiannual/Quarterly	23,436,000	2.25%[4]	(0.00%)[4],[6]	12/31/25	97,034	32,136	64,898	—
7 yr IRS-Semiannual/Quarterly	74,911,000	3.00%	(2.63%)[6]	5/31/25	152,167,765	(983,132)	—	(2,523,237)
7 yr IRS-Semiannual/Quarterly	74,899,000	2.50%	(0.00%)[4,6]	1/31/26	(828,368)	(1,120,760)	292,392	—
2 yr IRS-Semiannual/Quarterly	351,320,000	(1.70%)	2.60%[6]	9/28/19	(1,662,894)	(75,288)	—	(1,587,606)
5 yr IRS-Semiannual/Quarterly	20,879,000	(2.56%)	2.63%[6]	5/31/22	289,654	(7,724)	297,378	—
						(2,795,512)	654,668	(9,131,745)

Reference Obligation/ Payment Frequency (Floating Rate/Floating Rate)	Notional Amount[2]	Floating Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
USD Receive 3 Month Fed Funds Effective Rate - Pay 3 Month LIBOR-(Received and paid quarterly)	87,238,000	3.30%[7],[5]	(0.00%)[7],[6]	6/19/24	$60,558	$—	$60,558	$—
Total IRS Contracts						$(2,795,512)	$715,226	$(9,131,745)
The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through March 31, 2019.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.
[4] Effective June 28, 2019.
[5] Rate resets based on FEDLO1–Federal Funds Rate.
LVIP Western Asset Core Bond Fund–16

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
[6] Rate resets based on LIBOR03M.
[7] Effective June 19, 2019.

Summary of Abbreviations:
BB–Barclays Bank
BNP–BNP Paribas
CLO–Collateralized Loan Obligation
DB–Deutsche Bank
GNMA–Government National Mortgage Association
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
IMM–International Monetary Market
IRS–Interest Rate Swap
JPM–JPMorgan
LB–Lehman Brothers
LIBOR–London Interbank Offered Rate
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
MSCG–Morgan Stanley Capital Group
PC–Participation Certificate
REMICs–Real Estate Mortgage Investment Conduits
S.F.–Single Family
TBA–To be announced
USD–United States Dollar
USISDA05–5 Year ICE Swap Rate
USSW5–5 year Swap Rate
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
See accompanying notes.
LVIP Western Asset Core Bond Fund–17

LVIP Western Asset Core Bond Fund
Notes
March 31, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Western Asset Core Bond Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts and options on futures contracts are valued at the daily quoted settlement prices.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value.   Other debt securities, credit default swap contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Western Asset Core Bond Fund–18

LVIP Western Asset Core Bond Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$40,184,394	$—	$40,184,394
Agency Commercial Mortgage-Backed Securities	—	11,492,715	—	11,492,715
Agency Mortgage-Backed Securities	—	686,348,241	—	686,348,241
Corporate Bonds	—	580,676,662	—	580,676,662
Non-Agency Asset-Backed Securities	—	81,605,655	—	81,605,655
Non-Agency Collateralized Mortgage Obligations	—	79,042,279	—	79,042,279
Non-Agency Commercial Mortgage-Backed Securities	—	77,879,908	—	77,879,908
Regional Bonds	—	3,197,106	—	3,197,106
Sovereign Bonds	—	112,825,095	—	112,825,095
Supranational Bank	—	465,797	—	465,797
U.S. Treasury Obligations	—	42,289,468	—	42,289,468
Money Market Fund	59,325,802	—	—	59,325,802
Total Investments	$59,325,802	$1,716,007,320	$—	$1,775,333,122
Derivatives:

Assets:
Futures Contracts	$16,476,006	$—	$—	$16,476,006
Swap Contracts	$—	$1,358,242	$—	$1,358,242
Liabilities:
Futures Contracts	$(6,624,382)	$—	$—	$(6,624,382)
Swap Contracts	$—	$(9,131,745)	$—	$(9,131,745)
Options Written	$(587,172)	$—	$—	$(587,172)
There were no Level 3 investments at the end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of March 31, 2019, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Western Asset Core Bond Fund–19